Note 7 - Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Other Real Estate, Roll Forward [Table Text Block]
	201 6	2015	2014

Balance, Beginning of Year	$8,839,103	$10,401,832	$15,502,462

Additions	5,664,554	7,536,165	3,852,848
Sales of OREO	(7,416,293)	(8,054,675)	(7,102,136)
Loss on Sale	(146,402)	(591,071)	(844,515)
Provision for Losses	(501,736)	(453,148)	(1,006,827)

Balance, End of Year	$6,439,226	$8,839,103	$10,401,832